CONTRACT BALANCES	12 Months Ended
Dec. 31, 2023
CONTRACT BALANCES
CONTRACT BALANCES

4     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023

Accounts receivable	2,426,753	2,585,134
Less: allowance for credit losses	(20,728)	(39,221)

Accounts receivable, net	2,406,025	2,545,913

Accounts receivable of RMB1,256,289 and RMB1,740,552 was pledged as security for bank loans (Note 9) as of December 31, 2022 and 2023, respectively. Accounts receivable of RMB145,764 and RMB69,264 was pledged as security for finance lease and other financing obligations (Note 12) as of December 31, 2022 and 2023, respectively.

The following table presents the movement of the allowance for credit losses:

	Years ended December 31,
	2021	2022	2023

Balance at the beginning of the year	2,163	12,124	20,728
Allowance made during the year	10,070	7,744	18,294
Foreign exchange impact	(109)	860	199

Balance at the end of the year	12,124	20,728	39,221

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2023	185,833
Increase	1,735

Closing balance as of December 31, 2023	187,568

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2022 and 2023, the deferred revenue expected to be recognized as revenue after one year amounted to RMB29,703 and RMB67,683, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2021, 2022 and 2023 from the opening deferred revenue balance was RMB104,640, RMB122,378 and RMB161,391, respectively.

Remaining performance obligations

The Company enters into certain usage-based contracts for colocation and managed services in which revenues are based on the agreed usage-based fees as the actual services are rendered throughout the contract term. The Company elected to apply the practical expedient under ASC606-10-50-14(b) that allows the Company not to disclose the remaining performance obligations for variable considerations, which are charged based on the agreed unit price and number of racks in usage, in connection with these contracts with remaining durations ranging from 1 year to 14 years.

As of December 31, 2023, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	2,249,946
After 1 year but within 2 years	2,064,811
After 2 years but within 3 years	1,946,213
After 3 years but within 4 years	1,618,690
After 4 years but within 5 years	1,245,391
After 5 years	6,135,856

Total	15,260,907